Schedule of Investments - September 30, 2022
Hotchkis & Wiley Diversified Value Fund (Unaudited)

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COMMON STOCKS - 99.85%	Held		Value
COMMUNICATION SERVICES - 9.41%
Entertainment - 1.80%
Warner Bros. Discovery, Inc. (a)		120,200	$1,382,300

Interactive Media & Services - 2.51%
Alphabet, Inc. (a)		20,200	1,932,130

Media - 4.03%
Comcast Corp.		49,700	1,457,701
News Corp.		55,700	841,627
Omnicom Group, Inc.		6,100	384,849
Paramount Global (l)		22,000	418,880
			3,103,057
Wireless Telecommunication Services - 1.07%
Vodafone Group PLC - ADR		72,963	826,671
TOTAL COMMUNICATION SERVICES			7,244,158

CONSUMER DISCRETIONARY - 6.44%
Auto Components - 3.10%
Adient PLC (a)		8,974	249,029
Aptiv PLC (a)		7,000	547,470
The Goodyear Tire & Rubber Company (a)		20,600	207,854
Magna International, Inc. (l)		29,100	1,379,922
			2,384,275
Automobiles - 2.64%
General Motors Company		63,300	2,031,297

Hotels, Restaurants & Leisure - 0.70%
Booking Holdings, Inc. (a)		330	542,259
TOTAL CONSUMER DISCRETIONARY			4,957,831

CONSUMER STAPLES - 1.80%
Personal Products - 1.80%
Unilever PLC - ADR		31,600	1,385,344
TOTAL CONSUMER STAPLES			1,385,344

ENERGY - 12.51%
Energy Equipment & Services - 3.50%
Baker Hughes Company		14,000	293,440
Halliburton Company		32,700	805,074
NOV, Inc.		75,600	1,223,208
Schlumberger NV		10,300	369,770
			2,691,492
Oil, Gas & Consumable Fuels - 9.01%
APA Corp.		46,700	1,596,673
Cenovus Energy, Inc.		28,800	442,656
Hess Corp.		8,900	970,011
Marathon Oil Corp.		54,200	1,223,836
Murphy Oil Corp.		20,200	710,434
Ovintiv, Inc.		13,000	598,000
Shell PLC - ADR		28,062	1,396,365
			6,937,975
TOTAL ENERGY			9,629,467

FINANCIALS - 24.91%
Banks - 10.87%
Citigroup, Inc.		86,174	3,590,871
Citizens Financial Group, Inc.		35,200	1,209,472
First Citizens BancShares, Inc.		792	631,565
Wells Fargo & Company		73,034	2,937,427
			8,369,335
Capital Markets - 7.10%
The Bank of New York Mellon Corp.		42,100	1,621,692
Credit Suisse Group AG - ADR (l)		102,400	401,408
The Goldman Sachs Group, Inc.		6,750	1,978,087
State Street Corp.		24,000	1,459,440
			5,460,627
Consumer Finance - 0.50%
Capital One Financial Corp.		4,200	387,114

Diversified Financial Services - 0.50%
Equitable Holdings, Inc.		14,700	387,345

Insurance - 5.94%
American International Group, Inc.		59,700	2,834,556
Corebridge Financial, Inc. (a) (l)		21,100	415,459
The Hartford Financial Services Group, Inc.		21,300	1,319,322
			4,569,337
TOTAL FINANCIALS			19,173,758

HEALTH CARE - 10.89%
Health Care Equipment & Supplies - 1.62%
Medtronic PLC		8,882	717,222
Zimmer Biomet Holdings, Inc.		5,100	533,205
			1,250,427
Health Care Providers & Services - 8.27%
Centene Corp. (a)		13,200	1,027,092
Cigna Corp.		2,300	638,181
CVS Health Corp.		12,900	1,230,273
Elevance Health, Inc.		4,100	1,862,384
HCA Healthcare, Inc.		4,500	827,055
Humana, Inc.		1,600	776,304
			6,361,289
Pharmaceuticals - 1.00%
GSK PLC - ADR		12,240	360,223
Sanofi - ADR		10,800	410,616
			770,839
TOTAL HEALTH CARE			8,382,555

INDUSTRIALS - 13.50%
Aerospace & Defense - 2.10%
The Boeing Company (a)		7,000	847,560
Raytheon Technologies Corp.		9,400	769,484
			1,617,044
Air Freight & Logistics - 2.06%
FedEx Corp.		10,700	1,588,629
Construction & Engineering - 0.36%
Fluor Corp. (a)		11,000	273,790

Industrial Conglomerates - 5.22%
General Electric Company		64,837	4,014,058

Machinery - 3.76%
CNH Industrial NV		90,500	1,010,885
Cummins, Inc.		5,100	1,037,901
PACCAR, Inc.		10,100	845,269
			2,894,055
TOTAL INDUSTRIALS			10,387,576

INFORMATION TECHNOLOGY - 16.33%
Communications Equipment - 3.58%
F5, Inc. (a)		13,800	1,997,274
Telefonaktiebolaget LM Ericsson - ADR		132,500	760,550
			2,757,824
Electronic Equipment, Instruments & Components - 2.01%
Corning, Inc.		26,600	771,932
TE Connectivity Ltd.		7,000	772,520
			1,544,452
IT Services - 1.13%
Cognizant Technology Solutions Corp.		7,000	402,080
Fiserv, Inc. (a)		5,000	467,850
			869,930
Semiconductors & Semiconductor Equipment - 0.97%
Micron Technology, Inc.		14,800	741,480

Software - 8.64%
Microsoft Corp.		10,800	2,515,320
Oracle Corp.		34,800	2,125,236
Workday, Inc. (a)		13,200	2,009,304
			6,649,860
TOTAL INFORMATION TECHNOLOGY			12,563,546

MATERIALS - 1.56%
Chemicals - 1.24%
Olin Corp.		22,200	951,936

Containers & Packaging - 0.32%
International Paper Company		7,900	250,430
TOTAL MATERIALS			1,202,366

UTILITIES - 2.50%
Electric Utilities - 2.50%
PPL Corp.		75,800	1,921,530
TOTAL UTILITIES			1,921,530

Total common stocks (Cost $79,427,370)			76,848,131

Total long-term investments (Cost $79,427,370)			76,848,131

COLLATERAL FOR SECURITIES ON LOAN - 2.61%
Money Market Funds - 2.61%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.88%^		2,004,530	2,004,530
Total collateral for securities on loan (Cost $2,004,530)			2,004,530

	Principal
SHORT-TERM INVESTMENTS - 0.31%	Amount
Time Deposits - 0.31%
Barclays PLC, 2.43%, 10/03/2022*		$173,970	173,970
Citigroup, Inc., 0.29%, 10/03/2022*	EUR	67,728	66,377
Total short-term investments (Cost $241,326)			240,347

Total investments - 102.77% (Cost $81,673,226)			79,093,008

Liabilities in excess of other assets - (2.77)%			(2,132,175)

Net assets - 100.00%			$76,960,833

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $1,932,486.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of September 30, 2022.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$76,848,131
Money Market Funds	2,004,530
Time Deposits	240,347
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$79,093,008